Taxation - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Statutory corporate income tax rate		17.00%	17.00%	17.00%
Tax losses with expiry date		$ 520,523	$ 186,587	$ 64,366
Singapore [Member]
Income Tax Disclosure [Line Items]
Statutory corporate income tax rate		17.00%	17.00%	17.00%
Tax incentive period		5 years
Concessionary tax rate		10.00%
Tax incentive extension period		5 years
Taiwan [Member]
Income Tax Disclosure [Line Items]
Statutory corporate income tax rate		17.00%
Taiwan [Member] | Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Statutory corporate income tax rate	20.00%
Malaysia [Member]
Income Tax Disclosure [Line Items]
Statutory corporate income tax rate			24.00%	25.00%
Vietnam [Member]
Income Tax Disclosure [Line Items]
Statutory corporate income tax rate			20.00%	22.00%